Facility Operating Lease (Details) - Schedule of Maturities of Operating Lease Liabilities - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2025	$ 169,224
2026	173,454
2027	177,791
2028	182,235
2029	186,791
Thereafter	337,732
Total	1,227,227
Less imputed interest	(157,284)
Total lease liability	1,069,943
Less: lease liability, current portion	128,743	$ 162,210
Lease liability, long term portion	$ 941,200	$ 296,452